Statutory Requirements and Dividends Restrictions - Summary of Statutory Requirements and Dividends Restrictions (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
U.S.
Required statutory capital and surplus	$ 565.7	$ 488.9
Actual statutory capital and surplus	1,164.9	1,063.1
Bermuda
Required statutory capital and surplus	579.3	601.1
Actual statutory capital and surplus	1,761.3	1,685.2
U.K.
Required statutory capital and surplus	277.3	257.2
Actual statutory capital and surplus	$ 651.0	$ 734.7